Income Tax Benefit (Expense) - Schedule of Income Tax Recognized in Other Comprehensive Income (Detail) - USD ($) $ in Thousands	12 Months Ended
	Mar. 31, 2021	Mar. 31, 2020	Mar. 31, 2019
Income Tax Relating To Components Of Other Comprehensive Income [Abstract]
Foreign currency translation differences on foreign operations, before tax	$ 13,497	$ (73,252)	$ (72,919)
Equity instruments at FVOCI - net change in fair value, before tax	1,825	(1,979)	(508)
Remeasurement of defined benefit (asset) liability, before tax	(199)	(346)	(585)
Total	15,123	(75,577)	(74,012)
Foreign currency translation differences on foreign operations, tax (expense) benefit	0	0	0
Equity instruments at FVOCI - net change in fair value, tax (expense) benefit	0	0	0
Remeasurement of defined benefit (asset) liability, tax (expense) benefit	0	0	0
Total	0	0	0
Foreign currency translation differences on foreign operations, net of tax	13,497	(73,252)	(72,919)
Equity instruments at FVOCI - net change in fair value, net of tax	1,825	(1,979)	(508)
Remeasurement of defined benefit liability	(199)	(346)	(585)
Other comprehensive income (loss) for the year, net of tax	$ 15,123	$ (75,577)	$ (74,012)